February 5, 2021

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (“Registrant”)

  consisting of the following series and classes:

   T. Rowe Price Global Impact Equity Fund

    T. Rowe Price Global Impact Equity Fund (which will represent the Investor Class)

    T. Rowe Price Global Impact Equity Fund—I Class

  (collectively “Fund”)

  File Nos.: 002-65539/811-2958

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectus and Statement of Additional Information (“SAI”) that was filed under Rule 485b on February 4, 2021.

The Fund’s prospectus and SAI went effective on February 5, 2021.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman